SCHEDULE OF ESTIMATED AVERAGE USEFUL LIVES (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Office equipment [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	based on lease terms	based on lease terms
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives		3 years